Equity	12 Months Ended
Dec. 31, 2018
Equity [abstract]
Equity
Equity

18.1    Share capital

The reported share capital balance as of December 31, 2018 is that of the Company.

Further information regarding Reynolds Group Holdings Limited's issued capital is detailed below:

	For the year ended December 31,
Number of shares	2018	2017	2016
Balance at the beginning of the year	71,500,004	71,500,004	71,500,004
Changes in shares	—	—	—
Balance at the end of the year	71,500,004	71,500,004	71,500,004

All issued shares are fully paid and have no par value.

The holder of the shares is entitled to receive dividends as declared from time to time and is entitled to one vote per share. All shares rank equally with regard to the Company's residual assets in the event of a wind-up.

18.2    Dividends

There were no dividends declared or paid by the Company during any years presented.

18.3    Capital management

The Directors are responsible for monitoring and managing the Group's capital structure. Capital is comprised of equity and external borrowings.

The Directors' policy is to maintain an acceptable capital base to promote the confidence of the Group's financiers and creditors and to sustain the future development of the business. The Directors monitor the Group's financial position to ensure that it complies at all times with its financial and other covenants as set out in its financing arrangements.

In order to maintain or adjust the capital structure, the Directors may elect to take a number of measures including, for example, to dispose of assets or operating segments of the business, alter its short to medium term plans with respect to capital projects and working capital levels, or re-balance the level of equity and external debt in place.